Related-Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related-Party Transactions	Related-Party Transactions
We are party to fee-based commercial agreements with various affiliates of Energy Transfer for pipeline, terminalling and storage services. We also have agreements with subsidiaries of Energy Transfer for the purchase and sale of fuel.
Our investment in the J.C. Nolan joint ventures was $124 million and $129 million as of December 31, 2023 and 2022, respectively. In addition, we recorded income on the unconsolidated joint ventures of $5 million, $4 million and $4 million for the years ended December 31, 2023, 2022 and 2021, respectively.
Summary of Transactions
Related party transactions for the years ended December 31, 2023, 2022 and 2021 were as follows:

	Year Ended December 31,
	2023	2022	2021
Motor fuel sales to affiliates	$42	$52	$25
Bulk fuel purchases from affiliates	1,661	2,188	1,705
Significant affiliate balances included on our consolidated balance sheets were as follows:
•Accounts receivable from affiliates were $20 million and $15 million at December 31, 2023 and 2022, respectively, which were primarily related to motor fuel sales to affiliates.
•Accounts payable to affiliates were $170 million and $109 million as of December 31, 2023 and 2022, respectively, which were attributable to operational expenses and bulk fuel purchases.
•Advances from affiliates were $102 million and $116 million at December 31, 2023 and 2022, respectively, which were related to treasury services agreements with Energy Transfer.